Segment Information (Segment Operating Information by Segment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Revenues:
Revenues		$ 485,763		$ 580,261		$ 525,385
Cost of revenues:
SBC in cost of revenues	[1]	(31)		73		31
Cost of revenues		160,828		163,786		165,810
Gross profit		324,935		416,475		359,575
Operating expenses:
Product development		126,593		124,869		118,738
Sales and marketing		54,800		59,705		55,971
General and administrative		33,622		37,218		45,642
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		16,369		86,882		0
SBC in operating expenses	[1]	(6,430)		17,320		8,371
Total operating expenses		224,954		325,994		228,722
Operating profit/(loss)		99,981		90,481		130,853
Interest income		34,409		32,319		21,490
Foreign currency exchange gain/(loss)		1,320		(5,196)		5,108
Interest expense		(10,197)		(4,372)		(4,321)
Other income/(expense), net		22,879		9,374		15,523
Income before income tax expense		148,392		122,606		168,653
Income tax expense/(credit)		64,467		40,767		21,583
Net income		83,925		81,839		147,070
Less: Net income/(loss) attributable to non-controlling interest shareholders		(407)		(26,995)		2,123
Net income attributable to Changyou.com Limited		84,332		108,834		144,947
Online game [Member]
Revenues:
Revenues		389,790		449,533		395,708
Cost of revenues:
Segment cost of revenues		61,014		62,701		96,140
Cost of revenues		60,983		62,774		96,171
Online advertising [Member]
Revenues:
Revenues		19,697		25,129		39,409
Cost of revenues:
Segment cost of revenues		5,204		6,660		10,104
Cost of revenues		5,204		6,660		10,104
Cinema advertising [Member]
Revenues:
Revenues		70,202		91,419		68,542
Cost of revenues:
Segment cost of revenues		89,233		84,944		45,959
Cost of revenues		89,233		84,944		45,959
IVAS [Member]
Revenues:
Revenues		6,074		14,180		21,726
Cost of revenues:
Segment cost of revenues		5,408		9,408		13,576
Cost of revenues		5,408		9,408		13,576
Operating Segments [Member] | Online Game [Member]
Revenues:
Revenues		389,790	[2]	443,625	[2]	380,537
Cost of revenues:
SBC in cost of revenues	[1]	(31)		73		31
Cost of revenues		60,983		61,910		94,931
Gross profit		328,807		381,715		285,606
Operating expenses:
Product development		119,560		112,886		97,990
Sales and marketing		39,026		34,389		26,898
General and administrative		24,347		29,055		36,032
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		0		0
SBC in operating expenses	[1]	(6,430)		17,296		8,301
Total operating expenses		176,503		193,626		169,221
Operating profit/(loss)		152,304		188,089		116,385
Interest income		34,397		32,203		21,562
Foreign currency exchange gain/(loss)		1,474		(5,007)		4,905
Interest expense		(10,197)		(4,372)		(4,321)
Other income/(expense), net		23,446		7,974		13,964
Income before income tax expense		201,424		218,887		152,495
Income tax expense/(credit)		64,467		40,252		23,689
Net income		136,957		178,635		128,806
Less: Net income/(loss) attributable to non-controlling interest shareholders		(42)		4		0
Net income attributable to Changyou.com Limited		136,999		178,631		128,806
Operating Segments [Member] | Online Game [Member] | Online game [Member]
Revenues:
Revenues		389,790	[2]	443,625	[2]	380,537
Cost of revenues:
Segment cost of revenues		61,014		61,837		94,900
Operating Segments [Member] | Online Game [Member] | Online advertising [Member]
Revenues:
Revenues		0	[2]	0	[2]	0
Cost of revenues:
Segment cost of revenues		0		0		0
Operating Segments [Member] | Online Game [Member] | Cinema advertising [Member]
Revenues:
Revenues		0	[2]	0	[2]	0
Cost of revenues:
Segment cost of revenues		0		0		0
Operating Segments [Member] | Online Game [Member] | IVAS [Member]
Revenues:
Revenues		0	[2]	0	[2]	0
Cost of revenues:
Segment cost of revenues		0		0		0
Operating Segments [Member] | Platform Channel [Member]
Revenues:
Revenues		26,062	[2]	45,399	[2]	76,306
Cost of revenues:
SBC in cost of revenues	[1]	0		0		0
Cost of revenues		10,612		16,932		24,920
Gross profit		15,450		28,467		51,386
Operating expenses:
Product development		7,033		11,983		20,748
Sales and marketing		2,350		2,876		12,720
General and administrative		4,310		4,330		6,070
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		16,369		86,882
SBC in operating expenses	[1]	0		24		70
Total operating expenses		30,062		106,095		39,608
Operating profit/(loss)		(14,612)		(77,628)		11,778
Interest income		6		116		67
Foreign currency exchange gain/(loss)		(154)		(189)		203
Interest expense		0		0		(139)
Other income/(expense), net		(10)		1,439		1,378
Income before income tax expense		(14,770)		(76,262)		13,287
Income tax expense/(credit)		0		3		161
Net income		(14,770)		(76,265)		13,126
Less: Net income/(loss) attributable to non-controlling interest shareholders		(365)		(26,999)		2,123
Net income attributable to Changyou.com Limited		(14,405)		(49,266)		11,003
Operating Segments [Member] | Platform Channel [Member] | Online game [Member]
Revenues:
Revenues		0	[2]	5,908	[2]	15,171
Cost of revenues:
Segment cost of revenues		0		864		1,240
Operating Segments [Member] | Platform Channel [Member] | Online advertising [Member]
Revenues:
Revenues		19,988	[2]	25,311	[2]	39,409
Cost of revenues:
Segment cost of revenues		5,204		6,660		10,104
Operating Segments [Member] | Platform Channel [Member] | Cinema advertising [Member]
Revenues:
Revenues		0	[2]	0	[2]	0
Cost of revenues:
Segment cost of revenues		0		0		0
Operating Segments [Member] | Platform Channel [Member] | IVAS [Member]
Revenues:
Revenues		6,074	[2]	14,180	[2]	21,726
Cost of revenues:
Segment cost of revenues		5,408		9,408		13,576
Operating Segments [Member] | Cinema advertising [Member]
Revenues:
Revenues		76,775	[2]	91,419	[2]	68,542
Cost of revenues:
SBC in cost of revenues	[1]	0		0		0
Cost of revenues		89,233		84,944		45,959
Gross profit		(12,458)		6,475		22,583
Operating expenses:
Product development		0		0		0
Sales and marketing		20,288		22,622		16,353
General and administrative		4,965		3,833		3,540
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		0		0
SBC in operating expenses	[1]	0		0		0
Total operating expenses		25,253		26,455		19,893
Operating profit/(loss)		(37,711)		(19,980)		2,690
Interest income		6		0		0
Foreign currency exchange gain/(loss)		0		0		0
Interest expense		0		0		0
Other income/(expense), net		(557)		(39)		181
Income before income tax expense		(38,262)		(20,019)		2,871
Income tax expense/(credit)		0		512		(2,267)
Net income		(38,262)		(20,531)		5,138
Less: Net income/(loss) attributable to non-controlling interest shareholders		0		0		0
Net income attributable to Changyou.com Limited		(38,262)		(20,531)		5,138
Operating Segments [Member] | Cinema advertising [Member] | Online game [Member]
Revenues:
Revenues		0	[2]	0	[2]	0
Cost of revenues:
Segment cost of revenues		0		0		0
Operating Segments [Member] | Cinema advertising [Member] | Online advertising [Member]
Revenues:
Revenues		0	[2]	0	[2]	0
Cost of revenues:
Segment cost of revenues		0		0		0
Operating Segments [Member] | Cinema advertising [Member] | Cinema advertising [Member]
Revenues:
Revenues		76,775	[2]	91,419	[2]	68,542
Cost of revenues:
Segment cost of revenues		89,233		84,944		45,959
Operating Segments [Member] | Cinema advertising [Member] | IVAS [Member]
Revenues:
Revenues		0	[2]	0	[2]	0
Cost of revenues:
Segment cost of revenues		0		0		0
Eliminations and adjustments [Member]
Revenues:
Revenues		(6,864)	[2]	(182)	[2]	0
Cost of revenues:
SBC in cost of revenues	[1]	0		0		0
Cost of revenues		0		0		0
Gross profit		(6,864)		(182)		0
Operating expenses:
Product development		0		0		0
Sales and marketing		(6,864)		(182)		0
General and administrative		0		0		0
Goodwill impairment and impairment of acquired intangibles as part of acquisition of a business		0		0
SBC in operating expenses	[1]	0		0		0
Total operating expenses		(6,864)		(182)		0
Operating profit/(loss)		0		0		0
Interest income		0		0		(139)
Foreign currency exchange gain/(loss)		0		0		0
Interest expense		0		0		139
Other income/(expense), net		0		0		0
Income before income tax expense		0		0		0
Income tax expense/(credit)		0		0		0
Net income		0		0		0
Less: Net income/(loss) attributable to non-controlling interest shareholders		0		0		0
Net income attributable to Changyou.com Limited		0		0		0
Eliminations and adjustments [Member] | Online game [Member]
Revenues:
Revenues		0	[2]	0	[2]	0
Cost of revenues:
Segment cost of revenues		0		0		0
Eliminations and adjustments [Member] | Online advertising [Member]
Revenues:
Revenues		(291)	[2]	(182)	[2]	0
Cost of revenues:
Segment cost of revenues		0		0		0
Eliminations and adjustments [Member] | Cinema advertising [Member]
Revenues:
Revenues		(6,573)	[2]	0	[2]	0
Cost of revenues:
Segment cost of revenues		0		0		0
Eliminations and adjustments [Member] | IVAS [Member]
Revenues:
Revenues		0	[2]	0	[2]	0
Cost of revenues:
Segment cost of revenues		$ 0		$ 0		$ 0

[1]	"SBC" stands for share-based compensation expense/(benefit).
[2]	The intra-group elimination for segment revenues mainly consists of sales and marketing services provided by the platform chanenel buisiness and the cinema advertising business to the online game business.